Accounting Policies - New standards and interpretations issued (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Revenue from product sales	$ 2,002	$ 2,113	$ 4,510
Cost of sales	(1,602)	(1,790)	(3,736)
Gain (loss) on non-hedge derivatives and other commodity contracts	10	2	10
Gross profit	$ 410	325	784
Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Revenue from product sales		2,032	4,356
Cost of sales		(1,709)	(3,582)
Gain (loss) on non-hedge derivatives and other commodity contracts		2	10
Gross profit		325	784
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Revenue from product sales		81	154
Cost of sales		(81)	(154)
Gross profit		0	0
Currently Stated [Member]
Disclosure of initial application of standards or interpretations [line items]
Revenue from product sales		2,113	4,510
Cost of sales		(1,790)	(3,736)
Gain (loss) on non-hedge derivatives and other commodity contracts		2	10
Gross profit		$ 325	$ 784